SCHEDULE OF LEASE LIABILITIES BY CLASSIFICATION (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases
Current		$ 34,148
Non-current		64,612
Total		$ 98,760	$ 31,689